NET EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Numerator for basic net earnings per share - Net income	$ 3,945	$ 13,453	$ 6,320
Effect of diluting securities	0	0	0
Numerator for diluted net earnings per share - Net income	$ 3,945	$ 13,453	$ 6,320
Denominator:
Denominator for basic net earnings per share - weighted-average number of shares outstanding	7,725	7,446	5,558
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	7,938	7,727	5,697
Basic net earnings per share	$ 0.51	$ 1.81	$ 1.14
Diluted net earnings per share	$ 0.50	$ 1.74	$ 1.10